Leases (Details) - Schedule of minimum lease payments in future periods	Jun. 30, 2022 USD ($)
Schedule Of Minimum Lease Payments In Future Periods Abstract
2023	$ 440,201
2024	353,698
2025	16,767
Total minimum lease payments	810,666
Less: imputed interest	(39,411)
Total:	$ 771,255